Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Prepaid expenses	$ 4,467	$ 3,712
Government authorities	5,052	2,053
Related parties	183	303
Other	3,143	961
Total prepaid expense and other assets current	$ 12,845	$ 7,029